Expenses by nature	12 Months Ended
Dec. 31, 2017
Expenses by nature
Expenses by nature

6.            Expenses by nature:

The following table classifies the Company’s operating expenses by nature:

	For the year ended
	December 31,
	2017	2016
Employee salaries and benefits	$595.4	$549.2
Costs related to defined benefit plans (note 18(b)&(c))	(19.3)	0.3
Costs related to defined contribution plans (note 18(f))	16.7	14.5
Inventories used	103.5	128.8
Subcontractor costs relating to construction and service contracts	342.8	380.8
Materials, equipment, professional fees, travel and other	215.4	215.5
Direct costs, selling, general and administration	1,254.5	1,289.1
Depreciation and amortization	167.1	77.4
Foreign exchange loss (gain)	(13.5)	3.6
Share-based compensation expense (note 22(f))	57.9	14.7
Other expense (note 8)	119.4	5.9
	$1,585.4	$1,390.7